Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Cash paid for interest, net of capitalized interest, was $216 million in 2015, $297 million in 2014 and $301 million in 2013. In addition, cash paid for income taxes, net of recoveries, was $40 million in 2015, $5 million in 2014 and $4 million in 2013.